Loans And Allowance For Credit Losses (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Minimum [Member] D	Mar. 31, 2012 Minimum [Member] D	Sep. 30, 2012 Commercial And Residential [Member]	Sep. 30, 2012 Commercial [Member] Minimum [Member] M	Sep. 30, 2012 Commercial [Member] Normal [Member]	Sep. 30, 2012 Commercial [Member] Close Watch [Member]	Sep. 30, 2012 Commercial [Member] Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]	Sep. 30, 2012 Card [Member] Minimum [Member] M	Sep. 30, 2012 UNBC [Member] Minimum [Member] M D	Sep. 30, 2012 Residential [Member] Minimum [Member] M
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day			90	90
Loans contractually past due before being placed on nonaccrual status, in month						1				3	3	6
Nonaccrual loans that were modified, amount					¥ 361,000,000,000
Loans contractually past due before becoming defaulted loans, in month						1				1		6
Loans contractually past due before becoming defaulted loans, in day											60
Internal borrower ratings							1-9	10-12	13-15
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		161,435,000,000
All deposits with the Special Fund regarding the Government-led Loan Restructuring Program Collected	¥ 204,956,000,000